Total
Westwood Salient Select Income Fund
WESTWOOD SALIENT SELECT INCOME FUND
Annual Fund Operating Expenses - Westwood Salient Select Income Fund		Westwood Salient Select Income Fund Institutional Shares	Westwood Salient Select Income Fund A Class Shares	Westwood Salient Select Income Fund C Class Shares
Management Fee	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees			0.25%	0.75%
Fee and Expense Recoupment	[2]	0.17%	0.17%	0.17%
Administrative Services Plan Fees		0.05%	0.20%	0.25%
Other Operating Expenses	[3]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		1.05%	1.45%	2.00%
[1]	The management fee information in this table has been restated to reflect a 0.25% reduction in the management fee from 0.95% to 0.70% and the corresponding cancellation of a 0.25% contractual management fee waiver, both effective May 1, 2023. Prior to May 1, 2023, the Fund’s investment advisor, Westwood Management Corp. (the “Adviser”), had contractually agreed to waive 0.25% of the Fund’s management fee.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, 1.50% of the Fund’s A Class Shares’ average daily net assets, and 2.05% of the Fund’s C Class Shares’ average daily net assets, until April 30, 2024. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. During the fiscal year ending December 31, 2023, the Adviser intends to recoup previous fee reductions and expense reimbursements to the extent allowed.
[3]	Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Salient Select Income Fund, a series of Forward Funds (the “Predecessor Fund”), into the Fund on November 18, 2022.

May 17, 2023

WESTWOOD SALIENT SELECT INCOME FUND

A Series of Ultimus Managers Trust

INSTITUTIONAL SHARES	A CLASS SHARES	C CLASS SHARES
KIFYX	KIFAX	KIFCX

Supplement to the Prospectus

dated April 30, 2023

This supplement updates certain information in the Prospectus for the Westwood Salient Select Income Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Fund toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus for the Fund.

The following replaces, in its entirety, the table entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” beginning on page 24  of the Prospectus:

	Institutional Share	A Class Shares	C Class Shares
Management Fee(1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses
Fee and Expense Recoupment(2)	0.17%	0.17%	0.17%
Administrative Services Plan Fees	0.05%	0.20%	0.25%
Other Operating Expenses(3)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.05%	1.45%	2.00%
(1)	The management fee information in this table has been restated to reflect a 0.25% reduction in the management fee from 0.95% to 0.70% and the corresponding cancellation of a 0.25% contractual management fee waiver, both effective May 1, 2023. Prior to May 1, 2023, the Fund’s investment advisor, Westwood Management Corp. (the “Adviser”), had contractually agreed to waive 0.25% of the Fund’s management fee.
(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, 1.50% of the Fund’s A Class Shares’ average daily net assets, and 2.05% of the Fund’s C Class Shares’ average daily net assets, until April 30, 2024. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. During the fiscal year ending December 31, 2023, the Adviser intends to recoup previous fee reductions and expense reimbursements to the extent allowed.
(3)	Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Salient Select Income Fund, a series of Forward Funds (the “Predecessor Fund”), into the Fund on November 18, 2022.

If you have any questions regarding the Fund, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.